NON-CURRENT ASSETS (Details) - CAD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
NON-CURRENT ASSETS
Deferred financing costs associated with the revolving credit facility	$ 2,472	$ 599
Long-term receivables	308	349
Other assets	$ 2,780	$ 948